Class A Ordinary Shares Subject to Possible Redemption (Details) - Schedule of Ordinary Shares Subject to Possible Redemption - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Shares Subject To Mandatory Redemption By Settlement Terms Line Items
Gross proceeds		$ 345,000,000
Less:
Proceeds allocated to public warrants		$ (14,662,500)
Class A ordinary share issuance costs (in Shares)		(29,430,786)
Redemptions	$ (180,870,897)
Plus:
Waiver of deferred underwriting fees	4,624,725
Increase in redemption value of Class A ordinary shares subject to possible redemption	9,532,958	$ 48,984,439
Class A ordinary share subject to possible redemption	183,177,939	$ 349,891,153
Class A Ordinary Shares [Member]
Less:
Redemptions	$ (180,870,897)